Pensions and other post-employment benefits - Income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net defined benefit
Interest expense /(income)	€ 37	€ 65	€ 9
Other			1
Total	214	222	51
Defined benefit plans and post-retirement benefits plans
Net defined benefit
Current service cost	180	155	46
Past service cost and gains on curtailments	(3)	2	(5)
Interest expense /(income)	37	65	9
United States Pension benefits
Net defined benefit
Total	55	32	1
United States Post-retirement benefits
Net defined benefit
Total	83	92
Other pensions
Net defined benefit
Total	€ 76	€ 98	€ 50